SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Schedule of Other Long-Term Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Earn-out considerations	$ 17,172	$ 10,400
Other	2,450	206
Total other long-term liabilities	$ 19,622	$ 10,606